Document and Entity Information Document	Nov. 17, 2021	Sep. 29, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 17, 2021
Entity Registrant Name		EAGLE BANCORP INC.
Entity Incorporation, State or Country Code		MD
Entity File Number		0-25923
Entity Tax Identification Number		52-2061461
Entity Address, Address Line One		7830 Old Georgetown Road, Third Floor
Entity Address, City or Town		Bethesda
Entity Address, State or Province		MD
Entity Address, Postal Zip Code		20814
City Area Code		301
Local Phone Number		986-1800
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		EGBN
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0001050441
Amendment Flag	false